Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended
Mar. 31, 2025
Accrued expenses and other current liabilities [Abstract]
Summary of Accrued Expenses and Other Current Liabilities

A summary of the Group’s accrued expenses and other current liabilities as of March 31, 2025 and December 31, 2024 is outlined below:

	March 31, 2025	December 31, 2024
(in USD and thousands)
Payroll and employee costs	$50,543	$55,131
Air costs	50,326	29,929
Interest payable	47,545	90,570
Operating costs	47,046	57,957
Marketing expenses	27,343	23,991
Product and commission costs	26,947	35,309
Indirect taxes payable	25,729	27,869
Overhead costs	23,695	21,656
Travel protection cancellation reserve	13,891	15,047
Forward foreign currency contracts	4,881	24,802
Other	41,461	41,868
Total	$359,407	$424,129